Bank Loans (Details) - Schedule of Outstanding Balances of Bank Loans - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Bank Loans [Abstract]
Loan from Bank of Shanghai Pudong Development	$ 5,683,626	$ 7,040,738
Loan from China Merchants Bank	3,491,928	5,931,331
Loan from Bank of Communication	1,379,063	1,492,961
Loans from Development Bank of Singapore		9,333
Total bank loans	10,554,617	14,474,363
Less: Non-current portion
Short-term bank loans and long-term bank loans – current portion	$ 10,554,617	$ 14,474,363